Label	Element	Value
Document And Entity Information Elements	ck0001595106_DocumentAndEntityInformationElementsAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	May 17, 2016
Registrant Name	dei_EntityRegistrantName	Elkhorn ETF Trust
Central Index Key	dei_EntityCentralIndexKey	0001595106
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	May 17, 2016
Document Effective Date	dei_DocumentEffectiveDate	May 17, 2016
Prospectus Date	rr_ProspectusDate	May 17, 2016